Description of Business - Summary of Subsidiary Information (Details)	6 Months Ended
	Jun. 30, 2020	Jul. 04, 2019	Jul. 03, 2019
Huahui Group Stock Limited [Member]
Date of incorporation	May 17, 2017
Place of incorporation	Seychelles
Percentage of legal ownership by the Company	100.00%	99.10%	100.00%
Principal activities	Investment holding
Huahui Group Co., Limited [Member]
Date of incorporation	May 29, 2017
Place of incorporation	Seychelles
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Huahui Group (HK) Co., Limited [Member]
Date of incorporation	Jan. 04, 2017
Date of acquisition	Apr. 20, 2018
Place of incorporation	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Huahui (Shenzhen) Education Management Co., Limited [Member]
Date of incorporation	Mar. 28, 2017
Date of acquisition	Apr. 20, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Shenzhen Huahui Shangxing Education Consulting Co., Limited [Member]
Date of incorporation	Jan. 05, 2018
Date of acquisition	May 04, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Zhongdehui (Shenzhen) Education Development Co., Limited [Member]
Date of incorporation	Jan. 19, 2016
Date of acquisition	Jun. 27, 2018
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Educational services
Huahui Technology (HK) Co., Limited [Member]
Date of incorporation	Mar. 25, 2020
Place of incorporation	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding